Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Major classes of property, plant and equipment
Property, plant and equipment is comprised of the following major classes of assets:

($000)	2014	2013

Regulated segment
Distribution, transmission and storage	203,969	197,251
General, miscellaneous and intangibles	22,421	22,009
Construction work in progress	381	1,711
Total regulated segment	226,771	220,971

Non-regulated segment	2,596	2,575
Total property, plant and equipment	229,367	223,546

Unbilled revenues and gas costs
We bill our customers on a monthly meter reading cycle. At the end of each month, natural gas service which has been rendered from the date the customer's meter was last read to the month-end is unbilled.

Unbilled revenues and gas costs include the following:

(000)	2014	2013

Unbilled revenues ($)	1,788	1,435
Unbilled gas costs ($)	622	390
Unbilled volumes (Mcf)	63	47

Regulated assets
The amounts recorded as regulatory assets and regulatory liabilities are as follows:

($000)	2014	2013

Regulatory assets
Current assets
Deferred natural gas costs	725	3,923

Other assets
Conservation/efficiency program expenses	164	198
Loss on extinguishment of debt	3,149	3,389
Asset retirement obligations	4,377	3,788
Accrued pension	5,508	6,369
Regulatory case expenses	—	26
Total other assets	13,198	13,770
Total regulatory assets	13,923	17,693

Regulatory liabilities
Long-term liabilities
Accrued cost of removal on long-lived assets	355	328
Regulatory liability for deferred income taxes	810	925
Total regulatory liabilities	1,165	1,253